Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow from operating activities
Loss for the period	[1]	€ (40,935)	€ (26,512)	€ (17,204)
Non-cash adjustments
Intangibles - Amortization and impairment		613	217	197
Property, plant & equipment - Depreciation		827	1,303	1,635
Loss on disposal of Goodwill and Intangible assets		58	0	0
Loss on disposal of Property, plant and equipment		132	1	10
Gain on sales of Property, plant & equipment		0	0	(35)
Gain on sale of CTMU activities		(5,187)	0	0
Remeasurement of Leases		(169)	0	0
Provision for onerous contract		2,171	29	858
Change in fair value of contingent consideration payable and other financial liabilities		(14,679)	(847)	(9,228)
Impairment of Oncology intangible assets		35,084	0	0
Remeasurement of Recoverable Cash Advances (RCAs)		(1,447)	328	(933)
Grant income (RCAs and others)		(2,047)	(4,178)	(3,089)
Share-based payment expense		1,624	2,172	2,782
Post-employment benefits		(40)	(561)	216
Change in working capital
Trade receivables, other (non-)current receivables		306	(1,559)	(1,148)
Trade payables, other (non-)current liabilities		(4,321)	2,964	(1,726)
Net cash used in operations		(28,010)	(26,643)	(27,665)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment		(123)	(331)	(150)
Acquisitions of Intangible assets		0	(62)	(169)
Proceeds from disposals of Property, plant & equipment		0	0	235
Proceeds from net investment in lease		235	267	241
Proceeds from sale of CTMU activities		6,000	0	0
Proceeds from short-term investments		1,090
Net cash from/(used in) investing activities		7,202	(126)	157
Cash Flow from financing activities
Repayments of bank borrowings		0	(37)	(192)
Repayments of leases		(896)	(1,099)	(1,255)
Proceeds from issuance of shares and exercise of warrants		(124)	36,568
Proceeds from RCAs & other grants		4,491	4,369	7,272
Repayment of RCAs & other grants		(230)	(280)	(429)
Net cash from/(used in) financing activities		3,241	39,521	5,396
Net cash and cash equivalents at beginning of the period		30,018	17,234	39,338
Change in Cash and cash equivalents		(17,567)	12,752	(22,112)
Effects of exchange rate changes on cash and cash equivalents		(6)	32	8
Net cash and cash equivalents at the end of the period		€ 12,445	€ 30,018	€ 17,234

[1]	For 2022, 2021 and 2020, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.